The Currency Strategies Fund
The Currency Strategies Fund
Investment Objective:
The Fund's investment objective is to seek capital appreciation and income.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Currency Strategies Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		The Currency Strategies Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.09%
Acquired Fund Fees and Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		2.99%
Fee Waiver and/or Reimbursement	[2]	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.60%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager.
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until May 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any brokerage fees and commissions, distribution fees, 12b-1 fees, Acquired Fund Fees and Expenses, borrowing costs, taxes and extraordinary expenses, such as litigation, do not exceed 1.95% of its average daily net assets of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Currency Strategies Fund	263	888	1,538	3,281

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 867% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's adviser seeks to fulfill the Fund's investment objective by investing primarily in (1) exchange traded funds ("ETFs"), (2) open end investment companies ("mutual funds") and (3) exchange traded notes ("ETNs") that are each linked to a foreign currency or currencies and (4) ETFs and limited partnerships linked to the price of gold.  ETFs, mutual funds and limited partnerships are referred to as "Underlying Funds" in this Prospectus.  The Fund's adviser uses proprietary technical analysis to determine which currencies it believes will outperform the U.S. Dollar.  The analysis is based primarily on momentum characteristics, such as the price behavior of a particular currency compared to the U.S. dollar over several time periods.  The adviser uses similar analytical technical tools, based primarily on momentum characteristics, to determine when to buy and sell gold.  The Fund's currency investments will represent one or more "G-10" currencies, which includes the U.S. Dollar (USD), Canadian Dollar (CAD), Japanese Yen (JPY), Australian Dollar (AUD), New Zealand Dollar (NZD), British Pound (GBP), Euro (EUR), Swiss Franc (CHF), Swedish Krona (SEK), and Norwegian Krone (NOK), as well as currencies outside the G-10.

The adviser seeks to profit in periods when different international currencies move in relationship to one another and inversely to the U.S. Dollar, while having limited or no exposure to the U.S. Dollar.  The adviser also seeks to profit in periods when the U.S. Dollar appreciates, while having limited or no exposure to international currencies.  The adviser makes an initial allocation to a currency, and increases, decreases, or eliminates an allocation, based on relative performance, dynamic correlation measures, and dynamic volatility measures to the U.S. Dollar.  As the Fund's assets are allocated to international currencies, the opposite allocations are occurring in the U.S. Dollar simultaneously.  The adviser seeks to protect capital in periods when it believes a global currency shift is occurring, or in times of increased global currency volatility, by investing simultaneously in the currencies that the proprietary model indicates are inversely correlated to the currencies held by the Fund.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

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Currency Trading Risks.  Currency trading involves significant risks, including market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.

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Exchange Traded Note Risk.  The value of an ETN is affected by the issuer's credit quality, leverage to its reference currency or gold, time to maturity, volatility, liquidity, interest rates and economic, legal, political, or geographic events that affect the referenced currency, or gold index.

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Gold Commodities Risk.  The value of gold is affected by overall market movements and other factors affecting the gold industry, such as weather in mining regions, embargoes, or political and regulatory developments.

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Management Risk.  The adviser's dependence on its technical models strategy and judgments about the attractiveness, value and potential appreciation of particular currency, gold and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

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Non-Diversification Risk.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer of currency or gold linked security.

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Portfolio Turnover Risk.  Higher the transactional and brokerage costs associated with higher turnover, which will reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

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Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in currencies and gold.  Limited partnerships pay performance-based fees as well as asset-based fees to their managers.  Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Portfolio's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-888-898-4784.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3rd quarter 2010	2.38%
Worst Quarter:	3rd quarter 2011	(3.48)%
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2012, was 2.54%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns		1 Year	Since Inception of the Portfolio		Inception Date
The Currency Strategies Fund	[1]	(6.34%)	0.87%	[2]	May 01, 2009
The Currency Strategies Fund After Taxes on Distributions	[1]	(6.34%)	0.43%	[2]
The Currency Strategies Fund After Taxes on Distributions and Sale of Fund Shares	[1]	(4.12%)	0.50%	[2]
The Currency Strategies Fund Index – BofAML US Dollar Libor 3 Month Const	[1]	0.27%	0.41%	[2]
[1]	Prior to April 2011, the shares were subject to a sales load, and if the shareholder paid the load, returns would be lower.
[2]	The inception date of The Currency Strategies Fund is May 1, 2009.